REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
REVENUES
Schedule of revenue

	For the Year Ended December 31,
	2019	2020	2021
Information and analytics services
Data services	138,643	166,264	187,353
Analytics services	129,905	137,088	124,502

Subtotal	268,548	303,352	311,855
Marketplace services
Promotion services	244,154	301,962	309,098
Listing services	66,948	30,596	—

Subtotal	311,102	332,558	309,098

Total	579,650	635,910	620,953

Schedule of changes in deferred revenue

	For the Year Ended December 31,
	2019	2020	2021
Deferred revenue as of the beginning of the year	143,254	203,531	224,141
Cash received in advance, net of VAT	544,140	579,623	566,125
Revenue recognized from opening balance of deferred revenue	(142,697)	(198,722)	(210,164)
Revenue recognized from deferred revenue arising during current year	(341,166)	(360,291)	(363,914)
Deferred revenue as of the end of the year	203,531	224,141	216,188